CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
ASSETS
Cash and cash equivalents	¥ 1,161,032	¥ 1,321,241
Restricted Cash	122,548	83,876
Investment in Direct Financing Leases	1,155,632	1,194,888
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2018 ¥17,260 million March 31, 2019 ¥38,671 million	3,277,670	2,823,769
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(58,011)	(54,672)
Investment in Operating Leases	1,335,959	1,344,926
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2018 ¥37,631 million March 31, 2019 ¥27,367 million	1,928,916	1,729,455
Property under Facility Operations	441,632	434,786
Investment in affiliates	842,760	591,363
Trade Notes, Accounts and Other Receivable	280,590	294,773
Inventories	115,695	111,001
Office Facilities	108,390	112,962
Other	1,462,104	1,437,614
Total Assets	12,174,917	11,425,982
Liabilities:
Short-term Debt	309,549	306,754
Deposits	1,927,741	1,757,462
Trade Notes, Accounts and Other Payable	293,480	262,301
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2018 ¥444,010 million March 31, 2019 ¥360,198 million	1,521,355	1,511,246
Income Taxes:
Current	42,010	18,798
Deferred	313,833	348,149
Long-term Debt	4,186,222	3,826,504
Other	617,746	588,474
Total Liabilities	9,211,936	8,619,688
Redeemable Noncontrolling Interests	9,780	7,420
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized: 2,590,000,000 shares Issued: March 31, 2018 1,324,495,728 shares March 31, 2019 1,324,629,128 shares	221,111	220,961
Additional Paid-in Capital	257,625	267,291
Retained Earnings	2,555,585	2,315,283
Accumulated Other Comprehensive Income (Loss)	(61,343)	(45,566)
Treasury Stock, at Cost: March 31, 2018 44,494,856 shares March 31, 2019 44,667,776 shares	(75,904)	(75,545)
ORIX Corporation Shareholders' Equity	2,897,074	2,682,424
Noncontrolling Interests	56,127	116,450
Total Equity	2,953,201	2,798,874
Total Liabilities and Equity	12,174,917	11,425,982
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and cash equivalents	4,437	4,553
Investment in Direct Financing Leases	15,058	43,942
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	185,988	36,991
Investment in Operating Leases	82,405	124,998
Property under Facility Operations	203,933	108,115
Investment in affiliates	52,079	52,450
Other	100,101	74,645
Total Assets	644,001	445,694
Liabilities:
Short-term Debt	580	0
Trade Notes, Accounts and Other Payable	7,339	1,102
Income Taxes:
Long-term Debt	418,631	263,973
Other	16,480	8,047
Total Liabilities	¥ 443,030	¥ 273,122